Other Current Liabilities (Notes)	12 Months Ended
Dec. 31, 2015
Other Liabilities, Current [Abstract]
OTHER CURRENT LIABILITIES
OTHER CURRENT LIABILITIES

Other current liabilities are as follows (in millions):

	December 31,
	2015	2014
Legal	$21	$21
Accrued environmental liabilities	21	13
Other	17	35
Total Other Current Liabilities	$59	$69